Assets held for sale or exchange and liabilities related to assets held for sale or exchange (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Assets Held for Sale or Exchange, and Liabilities Related to Assets Held for Sale or Exchange
Assets held for sale or exchange, and liabilities related to assets held for sale or exchange, comprise:

(€ million)	December 31, 2021	December 31, 2020	December 31, 2019
Assets held for sale or exchange	89	83	325
Liabilities related to assets held for sale or exchange	—	32	6